Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue
Royalties	$ 104,813	$ 45,557
Brokerage	996	3,679
Total Revenue	105,809	49,236
Operating expenses
Cost of revenue	27,012	26,103
Research and development (Note 3)	7,792	3,965
Marketing, general and administration	65,749	37,462
Realized foreign exchange (gain) loss	(1,958)	230
Unrealized foreign exchange loss	2,997	4
Transaction costs	3,044
Restructuring charges		726
Total operating expenses	104,636	68,490
Earnings (loss) from operations	1,173	(19,254)
Investment income	5,654	683
Interest expense	(4,218)
Debenture financing, net (Note 8)	20,747
Earnings (loss) before income taxes	23,356	(18,571)
Provision for (recovery of) income tax expense (Note 3)
Current	3,275	3,041
Deferred	(11,716)
Total Income tax Expense	(8,441)	3,041
Net earnings (loss)	31,797	(21,612)
Other comprehensive income
Cumulative translation adjustment	(9,830)	12,713
Comprehensive income (loss)	$ 21,967	$ (8,899)
Earnings (loss) per share (Note 10(g))
Basic	$ 0.26	$ (0.21)
Diluted	$ 0.25	$ (0.21)
Weighted average number of common shares
Basic	122,741,326	103,289,548
Diluted	124,999,644	103,289,548